Label	Element	Value
Warrant [Member] | Subsequent Event [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options	us-gaap_ShareBasedCompensationSharesAuthorizedUnderStockOptionPlansExercisePriceRangeNumberOfExercisableOptions	596,952